TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
TCU Shares
Supplement Dated June 27, 2019
To the Prospectus Dated December 31, 2018

On page 6 of the Prospectus as printed or otherwise provided to shareholders, the bar chart of the section titled “Total Return - Calendar Year” is deleted in its entirety and replaced with the following:

4.50%
4.00%
3.50%
3.00%
2.50%
2.00%
1.50%
1.00%
0.50%
0.00%
-0.50%
4.21%
2.27%
0.79%
0.67%
0.58%
-0.19%
0.26%
-0.01%
0.22%
0.71%
2008
2009
2010
2011
2012
2013
2014
2015
2016
2017

Please Retain This Supplement for Future Reference